DEBENTURES - Amortization schedules (Details) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Nov. 09, 2018 BRL (R$) R$ / shares	Dec. 31, 2018 BRL (R$) instrument	Dec. 31, 2017 BRL (R$)
DEBENTURES
Debentures		R$ 1,538,873	R$ 47,928
Non-current portion of non-current notes and debentures issued		1,536,118	47,928
Year Two
DEBENTURES
Non-current portion of non-current notes and debentures issued		5,716
Year Three
DEBENTURES
Non-current portion of non-current notes and debentures issued		18,871	5,761
Year Four
DEBENTURES
Non-current portion of non-current notes and debentures issued		1,501,102	21,377
Year Five
DEBENTURES
Non-current portion of non-current notes and debentures issued		8,080	1,333
Year Six
DEBENTURES
Non-current portion of non-current notes and debentures issued			14,557
More than 5 years
DEBENTURES
Non-current portion of non-current notes and debentures issued		R$ 2,349
Later Than Six Years
DEBENTURES
Non-current portion of non-current notes and debentures issued			R$ 4,900
Debentures
DEBENTURES
Nominal annual interest rate (as a percent)		6.42%	9.93%
15th
DEBENTURES
Debentures	R$ 1,500,000	R$ 1,502,755
Quantity Issued	1,500,000	1,500,000
Par value per debenture | R$ / shares	R$ 1,000.00